Number of Shares Subject to Purchase (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014	Feb. 12, 2014	Dec. 01, 2013	Sep. 30, 2013	Sep. 03, 2013	Mar. 31, 2013
Temporary Equity [Line Items]
Common Stock Value Used in Determining Fair Value		$ 6.82	$ 5.93	$ 1.17	$ 11.30	$ 7.55	$ 6.77	$ 10.02	$ 9.94	$ 6.85
Beneficial Conversion on Underlying Preferred Stock/ Options	$ 0	$ 673	$ 969	$ 0
September 25, 2012 [Member]
Temporary Equity [Line Items]
Issuance Date			Sep. 25, 2012
Number of Shares Subject to Future Purchase Rights Granted			3,750,000
Fair Value per Share of Rights			$ 2.80
Grant Date Fair Value Recorded			3,101
Common Stock Value Used in Determining Fair Value			$ 2.30
February 28, 2013 [Member]
Temporary Equity [Line Items]
Issuance Date			Feb. 28, 2013
Number of Shares Subject to Future Purchase Rights Granted			891,250
Fair Value per Share of Rights			$ 2.83
Grant Date Fair Value Recorded			864
Common Stock Value Used in Determining Fair Value			$ 6.85
Beneficial Conversion on Underlying Preferred Stock/ Options			513
April 30, 2013 [Member]
Temporary Equity [Line Items]
Issuance Date			Apr. 30, 2013
Number of Shares Subject to Future Purchase Rights Granted			461,271
Fair Value per Share of Rights			$ 2.40
Grant Date Fair Value Recorded			379
Common Stock Value Used in Determining Fair Value			$ 6.85
Beneficial Conversion on Underlying Preferred Stock/ Options			192
June 26, 2013 [Member]
Temporary Equity [Line Items]
Issuance Date			Jun. 26, 2013
Number of Shares Subject to Future Purchase Rights Granted			66,250
Fair Value per Share of Rights			$ 0.76
Grant Date Fair Value Recorded			50
Common Stock Value Used in Determining Fair Value			$ 6.82
Beneficial Conversion on Underlying Preferred Stock/ Options			$ 264